Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of aggregate notional amount and estimated fair value of derivative instruments
The following table presents the fair values of the Company's derivative instruments for the following periods:

	As of March 31, 2015		As of December 31, 2014
In thousands	Notional	Fair Value	Notional	Fair Value
Undesignated hedges:
Providência Contracts	$56,542	$2,159	$140,623	$3,962
Providência Instruments	16,715	(618)	20,179	(560)
Dounor Contract	59,037	53	—	—
Total	$132,294	$1,594	$160,802	$3,402

The following table presents the fair values of the Company's derivative instruments for the following periods:

	As of December 31, 2014		As of December 28, 2013
In thousands	Notional	Fair Value	Notional	Fair Value
Designated hedges:
Hygiene Euro Contracts	$—	$—	$—	$—
Undesignated hedges:
Providência Contracts	140,623	3,962	—	—
Providência Instruments	20,179	(560)	—	—
Hygiene Euro Contracts	—	—	—	—
Healthcare Euro Contracts	—	—	—	—
Total	$160,802	$3,402	$—	$—

Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following table represents the amount of (gain) or loss associated with derivative instruments in the Consolidated Statements of Comprehensive Income (Loss):

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Undesignated hedges:
Providência Contracts	$1,925	$(10,756)
Providência Instruments	(240)	—
Dounor Contract	159	—
Total	$1,844	$(10,756)

The following table represents the amount of (gain) or loss associated with derivative instruments in the Consolidated Statement of Operations:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Designated hedges:
Hygiene Euro Contracts	$—	$(449)	$(2,559)
Undesignated hedges:
Providência Contracts	(13,554)	—	—
Providência Instruments	(786)	—	—
Healthcare Euro Contracts	—	—	(147)
Hygiene Euro Contracts	—	(799)	—
Total	$(14,340)	$(1,248)	$(2,706)